Non-financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Non-financial Liabilities

Non-financial liabilities as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Current	Non-current	Current	Non-current
		In millions of won
Advance received	￦	3,825,240	192,863	3,693,043	331,596
Unearned revenue		30,988	6,589	35,068	6,122
Deferred revenue		590,928	8,610,610	625,596	9,242,593
Withholdings		160,977	10,901	257,059	9,909
Others		1,080,220	13,489	1,360,684	71,721

	￦	5,688,353	8,834,452	5,971,450	9,661,941